Note 19 Secured tax assets (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Secured tax assets [Line Items]
Secured pensions tax assets	€ 1,622	€ 1,759	€ 1,924
Secured loss allowances tax assets	7,067	7,545	7,437
Total secured tax assets	€ 8,689	€ 9,304	€ 9,361